Note 6 - Earnings (Loss) per Share	3 Months Ended
Sep. 30, 2012
Earnings Per Share [Text Block]
Note 6 – Earnings (Loss) per Share

The calculation of basic earnings per share for the three months and six months ended September 30, 2012 was based on the net income attributable to common shareholders of $774,370 and $1,372,860 respectively, and a weighted average number of common shares outstanding of 22,050,432 and 24,559,473.

The calculation of diluted earnings per share for the three months and six months ended September 30, 2012 was based on the net income attributable to common shareholders of $774,370 and $1,372,860 respectively, and a diluted weighted average number of common shares outstanding of 22,875,748 and 25,384,789.

The calculation of basic loss per share for the three months and six months ended September 30, 2011 was based on the net loss attributable to common shareholders of $92,876 and $173,429 respectively, and a weighted average number of common shares outstanding of 27,079,086 and 27,004,496.

The calculation of diluted loss per share for the three months and six months ended September 30, 2011 was antidilutrive as the Company incurred a net loss attributable to common shareholders of $92,876 and $173,429 respectively.

(a) Basic earnings per share

Weighted average number of common shares for basic earnings (loss) per share calculations:

	Three months ended		Six months ended
	September 30,		September 30,
	2012	2011	2012	2011

Issued common share at April 1	27,096,086	26,729,086	27,096,086	26,729,086
Issued during the period	-	350,000	-	275,410
Cancelled during the period	(5,045,654)	-	(2,536,613)	-
Weighted average number of common shares at September 30	22,050,432	27,079,086	24,559,473	27,004,496

(b) Diluted earnings per share

Weighted average number of common shares for diluted earnings (loss) per share calculations:

	Three months ended		Six months ended
	September 30,		September 30,
	2012	2011	2012	2011

Weighted average number of common shares at September 30	22,050,432	27,079,086	24,559,473	27,004,496
Effect of share options on issue	691,900	-	691,900	-
Effect of share warrants on issue	133,417	-	133,417	-
Diluted Weighted average number of common shares at September 30	22,875,748	27,079,086	25,384,789	27,004,496

For the three months and six months ended September 30, 2011, 740,000 share options and 533,666 share warrants were excluded from the diluted weighted average number of common shares calculation as their effect would have been anti-dilutive.

The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options and warrants was based on quoted market prices for the period during which the options were outstanding.